Share-Based Payments - Summary of Share-Based Payment Transactions (Detail) - Two Thousand and Sixteen Plan [Member]	6 Months Ended
Jun. 30, 2025 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 4.77
Exercise price of share options granted	$ 6.09
Expected volatility (note i)	94.48%
Expected life | yr	5.5
Risk-free rate	3.99%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 5.4397
Exercise price of share options granted	$ 6.2
Expected volatility (note i)	126.88%
Expected life | yr	6.02
Risk-free rate	4.00%